Operating segments - Disclosure of geographical areas (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 3,509	$ 2,811	$ 2,276
Non-current assets	1,995	1,200	1,757
Sweden
Disclosure of geographical areas [line items]
Non-current assets	1,284	412	1,017
United States
Disclosure of geographical areas [line items]
Revenue	1,243	850	609
Non-current assets	100	101	155
Germany
Disclosure of geographical areas [line items]
Revenue	848	755	620
Non-current assets	180	194	234
United Kingdom
Disclosure of geographical areas [line items]
Revenue	442	348	268
Non-current assets	199	167	151
Other countries
Disclosure of geographical areas [line items]
Revenue	976	858	779
Non-current assets	$ 232	$ 326	$ 200